Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 367,581,094	$ 314,806,354
Non-controlling Interests, Profit (Loss)	$ 45,930,818	46,557,616	$ 56,901,531
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 6,099,465	6,355,777
Non-controlling Interests, Profit (Loss)	$ (231,720)	127,316	201,180
Enel Transmisin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Profit (Loss)			441,203
Enel Generacin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	6.45%
Non-controlling Interests, Equity	$ 175,823,007	151,219,559
Non-controlling Interests, Profit (Loss)	$ 31,677,705	32,630,554	38,554,346
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 12,168,820	11,753,423
Non-controlling Interests, Profit (Loss)	$ 11,896,358	10,855,794	13,741,749
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.50%
Non-controlling Interests, Equity	$ 2,174,914	2,137,425
Non-controlling Interests, Profit (Loss)	$ (32,653)	(147,686)	194,687
Geotermica del Norte SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	15.41%
Non-controlling Interests, Equity	$ 77,091,214	66,439,207
Non-controlling Interests, Profit (Loss)	$ 1,550,180	461,920	(1,408,970)
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	39.09%
Non-controlling Interests, Equity	$ 89,370,921	76,728,440
Non-controlling Interests, Profit (Loss)	$ 2,096,724	2,606,244	5,155,807
Enel X Way Chile S.p.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	37.54%
Non-controlling Interests, Equity	$ 4,609,176
Non-controlling Interests, Profit (Loss)	(1,046,577)
Others. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	243,577	172,523
Non-controlling Interests, Profit (Loss)	$ 20,801	$ 23,474	$ 21,529